INCOME TAXES - SCHEDULE OF RECONCILIATION OF FEDERAL STATUTORY INCOME TAX TO PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal tax (benefit) at statutory rate					$ 2,905	$ (22,593)
State tax (benefit), net of federal benefit					(862)	(5,491)
Foreign rate differential					(2)	(57)
Share-based compensation					(2,654)	(1,221)
Tender offer compensation					3,607	4,229
Research and development credits					(10,489)	(2,104)
Non-deductible regulatory settlements					21,000	0
Permanent differences					526	0
Other					52	905
Change in valuation allowance					(7,702)	25,314
Provision for income taxes	$ 37,507	$ 534	$ 49,286	$ 448	$ 6,381	$ (1,018)